As filed with the Securities and Exchange Commission on May 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Aerospace & Defense - 1.3%
Esterline Technologies Corporation (a)	35,000	$3,728,900
United Technologies Corporation	43,000	5,024,120
		8,753,020
Air Freight & Logistics - 0.4%
FedEx Corporation	19,000	2,518,640

Airlines - 2.4%
Alaska Air Group, Inc.	36,000	3,359,160
Delta Air Lines, Inc.	187,000	6,479,550
Spirit Airlines Inc. (a)	106,000	6,296,400
		16,135,110
Auto Components - 0.9%
Delphi Automotive PLC (b)	89,000	6,039,540

Auto Manufacturers - 1.0%
General Motors Company	195,000	6,711,900

Beverages - 1.9%
The Coca-Cola Company	99,000	3,827,340
PepsiCo, Inc.	109,000	9,101,500
		12,928,840
Biotechnology - 0.5%
Charles River Laboratories International, Inc. (a)	55,000	3,318,700

Capital Markets - 1.7%
The Charles Schwab Corporation	55,000	1,503,150
Legg Mason, Inc.	201,800	9,896,272
		11,399,422
Chemicals - 1.5%
E. I. du Pont de Nemours & Company	150,000	10,065,000

Commercial Banks - 4.6%
The Bank of New York Mellon Corporation	213,000	7,516,770
BB&T Corporation	211,000	8,475,870
Fifth Third Bancorp	223,000	5,117,850
U.S. Bancorp	232,000	9,943,520
		31,054,010
Commercial Services & Supplies - 3.3%
ABM Industries Incorporated	234,000	6,725,160
ADT Corp.	180,000	5,391,000
Avery Dennison Corporation	100,000	5,067,000
Towers Watson & Co. - Class A	48,000	5,474,400
		22,657,560
Communications Equipment - 2.0%
Cisco Systems, Inc.	377,000	8,448,570
QUALCOMM Incorporated	65,000	5,125,900
		13,574,470
Computers & Peripherals - 3.4%
Apple Inc.	16,000	8,587,840
MICROS Systems, Inc. (a)	86,000	4,551,980
Teradata Corporation (a)	208,000	10,231,520
		23,371,340

Construction & Engineering - 1.1%
URS Corporation	155,000	7,294,300

Consumer Finance - 1.5%
American Express Company	37,000	3,331,110
Equifax Inc.	98,000	6,666,940
		9,998,050
Containers & Packaging - 0.6%
Sealed Air Corporation	123,000	4,043,010

Diversified Financial Services - 2.8%
Franklin Resources, Inc.	177,000	9,589,860
Invesco Ltd. (b)	253,000	9,361,000
		18,950,860
E-Commerce - 1.1%
eBay Inc. (a)	136,000	7,512,640

Electronic Equipment & Instruments - 1.4%
Itron, Inc. (a)	160,000	5,686,400
TE Connectivity Ltd. (b)	63,000	3,793,230
		9,479,630
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc.	90,000	7,008,300
Schlumberger Limited (b)	72,000	7,020,000
		14,028,300
Food & Drug Retailers - 1.0%
CVS Caremark Corporation	92,000	6,887,120

Food Products - 1.2%
Hormel Foods Corporation	74,000	3,645,980
Sysco Corporation	116,000	4,191,080
		7,837,060
Health Care Equipment & Supplies - 7.5%
Baxter International Inc.	68,000	5,003,440
Becton, Dickinson and Company	57,000	6,673,560
CareFusion Corporation (a)	172,000	6,917,840
Covidien PLC (b)	94,500	6,960,870
DENTSPLY International Inc.	102,000	4,696,080
Haemonetics Corporation (a)	11,000	358,490
Intuitive Surgical, Inc. (a)	12,000	5,255,880
Stryker Corporation	104,000	8,472,880
Zimmer Holdings, Inc.	67,000	6,336,860
		50,675,900
Health Care Products - 2.2%
C.R. Bard, Inc.	30,000	4,439,400
Johnson & Johnson	110,000	10,805,300
		15,244,700
Health Care Providers & Services - 1.4%
Quest Diagnostics Inc	100,000	5,792,000
UnitedHealth Group Incorporated	46,000	3,771,540
		9,563,540
Hotels & Leisure - 1.3%
International Game Technology	625,000	8,787,500

Household Durables - 2.8%
Energizer Holdings, Inc.	38,000	3,828,120
Ethan Allen Interiors Inc.	206,000	5,242,700
Harman International Industries, Incorporated	61,000	6,490,400
Newell Rubbermaid Inc.	110,000	3,289,000
		18,850,220

Industrial Conglomerates - 2.5%
3M Company	16,000	2,170,560
General Electric Company	363,000	9,398,070
Teleflex Incorporated	48,000	5,147,520
		16,716,150
Insurance - 2.5%
Aon PLC (b)	72,000	6,068,160
Marsh & McLennan Companies, Inc.	108,000	5,324,400
The Chubb Corporation	60,000	5,358,000
		16,750,560
Machinery - 3.9%
Cummins Inc.	21,700	3,233,083
Deere & Company	84,000	7,627,200
Ingersoll-Rand PLC (b)	70,000	4,006,800
Parker-Hannifin Corporation	36,000	4,309,560
Regal Beloit Corporation	62,000	4,508,020
Xylem Inc.	85,000	3,095,700
		26,780,363
Management Consulting Services - 1.0%
ABB Ltd - ADR (b)	256,000	6,602,240

Media - 1.7%
Comcast Corporation - Class A	177,000	8,853,540
The Walt Disney Company	32,100	2,570,247
		11,423,787
Miscellaneous Manufacturing - 0.7%
Smith & Wesson Holding Corporation (a)	334,000	4,883,080

Multiline Retail - 4.3%
Dillard's, Inc. - Class A	107,000	9,886,800
Kohls Corporation	164,000	9,315,200
Macy's, Inc.	168,000	9,960,720
		29,162,720
Oil & Gas - 1.4%
Apache Corporation	53,000	4,396,350
Exxon Mobil Corporation	51,000	4,981,680
		9,378,030
Pharmaceuticals - 1.8%
Abbott Laboratories	182,000	7,008,820
Zoetis Inc.	178,000	5,151,320
		12,160,140
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Incorporated	41,000	4,858,500

Restaurants - 0.5%
McDonald's Corporation	38,000	3,725,140

Semiconductor & Semiconductor Equipment - 3.0%
Entegris, Inc. (a)	411,600	4,984,476
Intel Corporation	241,000	6,220,210
Microsemi Corporation (a)	192,000	4,805,760
Vishay Intertechnology, Inc.	315,000	4,687,200
		20,697,646
Software - 1.2%
Microsoft Corporation	90,000	3,689,100
Oracle Corporation	103,000	4,213,730
		7,902,830

Specialty Retail - 9.4%
ANN INC. (a)	121,300	5,031,524
Bed Bath & Beyond Inc. (a)	159,000	10,939,200
Big Lots, Inc. (a)	182,000	6,892,340
Express, Inc. (a)	382,000	6,066,160
Lowe's Companies, Inc.	170,000	8,313,000
PetSmart, Inc.	135,000	9,300,150
Ross Stores, Inc.	103,000	7,369,650
The TJX Companies, Inc.	38,000	2,304,700
Vitamin Shoppe, Inc. (a)	161,000	7,650,720
		63,867,444
Telecommunications - 2.3%
AT&T Inc.	217,000	7,610,190
Corning Incorporated	207,000	4,309,740
Verizon Communications, Inc.	73,000	3,472,610
		15,392,540
Textiles, Apparel & Luxury Goods - 3.0%
Cintas Corporation	56,000	3,338,160
Coach, Inc.	176,000	8,740,160
Ralph Lauren Corporation	32,000	5,149,760
V.F. Corporation	52,000	3,217,760
		20,445,840
TOTAL COMMON STOCKS (Cost $504,467,045)		628,427,392

SHORT-TERM INVESTMENTS - 7.3%
Money Market Mutual Funds (c) - 7.3%
Fidelity Institutional Money Market Portfolio - Class I, 0.05%	16,910,587	16,910,587
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.06%	32,362,982	32,362,982
TOTAL SHORT-TERM INVESTMENTS (Cost $49,273,569)		49,273,569

TOTAL INVESTMENTS - 100.1%
(Cost $553,740,614)		677,700,961
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(382,291)
TOTAL NET ASSETS - 100.0%		$677,318,670

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$553,740,614
Gross unrealized appreciation	$131,475,409
Gross unrealized depreciation	(7,515,062)
Net unrealized appreciation	$123,960,347

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 1.5%
Esterline Technologies Corporation (a)	15,000	$1,598,100

Airlines - 3.6%
Alaska Air Group, Inc.	13,000	1,213,030
Spirit Airlines, Inc. (a)	43,000	2,554,200
		3,767,230
Auto Components - 4.3%
Dorman Products, Inc. (a)	15,000	885,900
Miller Industries, Inc.	61,000	1,191,330
Standard Motor Products, Inc.	68,000	2,432,360
		4,509,590
Biotechnology - 1.5%
Charles River Laboratories International, Inc. (a)	26,000	1,568,840

Capital Markets - 5.4%
Janus Capital Group Inc.	181,000	1,967,470
Legg Mason, Inc.	74,000	3,628,960
		5,596,430
Chemicals - 1.6%
Sensient Technologies Corporation	29,000	1,635,890

Commercial Services & Supplies - 6.5%
ABM Industries Incorporated	56,000	1,609,440
ADT Corp.	54,000	1,617,300
Avery Dennison Corporation	17,000	861,390
Steelcase Inc. - Class A	90,000	1,494,900
Team, Inc. (a)	28,000	1,200,080
		6,783,110
Communications Equipment - 1.0%
Harmonic Inc. (a)	150,000	1,071,000

Computers & Peripherals - 1.7%
MICROS Systems, Inc. (a)	33,800	1,789,034

Construction & Engineering - 5.2%
Aegion Corporation (a)	84,000	2,126,040
URS Corporation	70,000	3,294,200
		5,420,240
Containers & Packaging - 2.0%
Sealed Air Corporation	31,000	1,018,970
UFP Technologies, Inc. (a)	42,600	1,037,736
		2,056,706
Electronic Components - 1.4%
AVX Corporation	44,000	579,920
Littelfuse, Inc.	9,000	842,760
		1,422,680
Electronic Equipment & Instruments - 1.9%
Itron, Inc. (a)	56,000	1,990,240

Environmental Control - 1.2%
CECO Environmental Corp.	77,000	1,277,430

Health Care Equipment & Supplies - 2.5%
CareFusion Corporation (a)	50,000	2,011,000
DENTSPLY International Inc.	11,000	506,440
Haemonetics Corporation (a)	3,400	110,806
		2,628,246
Health Care Products - 2.2%
Integra LifeSciences Holdings Corporation (a)	49,000	2,253,510

Hotels & Leisure - 3.1%
International Game Technology	229,000	3,219,740

Household Durables - 5.2%
Ethan Allen Interiors Inc.	95,000	2,417,750
Harman International Industries, Incorporated	28,000	2,979,200
		5,396,950
Industrial Conglomerates - 3.1%
Standex International Corporation	26,000	1,393,080
Teleflex Incorporated	17,000	1,823,080
		3,216,160
Machinery - 2.6%
Regal Beloit Corporation	18,000	1,308,780
Xylem Inc.	40,000	1,456,800
		2,765,580
Miscellaneous Manufacturing - 2.8%
Smith & Wesson Holding Corporation (a)	200,000	2,924,000

Multiline Retail - 6.6%
Dillard's, Inc. - Class A	43,000	3,973,200
Macy's, Inc.	50,000	2,964,500
		6,937,700
Personal Products - 2.0%
Elizabeth Arden, Inc. (a)	71,000	2,095,210

Pharmaceuticals - 1.2%
Nutraceutical International Corporation (a)	49,000	1,273,510

Professional Services - 1.2%
Mistras Group, Inc. (a)	57,000	1,297,890

Real Estate Management & Development - 2.3%
Jones Lang LaSalle Incorporated	20,000	2,370,000

Recreational Vehicles - 2.2%
Arctic Cat Inc.	49,000	2,341,710

Restaurants - 2.3%
Potbelly Corporation (a)	135,000	2,412,450

Semiconductor & Semiconductor Equipment - 6.6%
Entegris, Inc. (a)	206,000	2,494,660
Microsemi Corporation (a)	110,000	2,753,300
Vishay Intertechnology, Inc.	112,020	1,666,858
		6,914,818

Specialty Retail - 11.1%
ANN INC. (a)	49,400	2,049,112
Big Lots, Inc. (a)	83,000	3,143,210
Express, Inc. (a)	141,000	2,239,080
The Finish Line, Inc. - Class A	40,000	1,083,600
Vitamin Shoppe, Inc. (a)	64,000	3,041,280
		11,556,282
Textiles, Apparel & Luxury Goods - 2.0%
Culp, Inc.	60,000	1,184,400
Rocky Brands, Inc.	66,000	949,740
		2,134,140
TOTAL COMMON STOCKS (Cost $85,025,301)		102,224,416

SHORT-TERM INVESTMENTS - 3.0%
Money Market Mutual Funds (b) - 3.0%
Fidelity Institutional Money Market Portfolio - Class I, 0.05%	275,709	275,709
Invesco Short-Term Investments Trust Liquid Assets Portfolio - Institutional Shares, 0.06%	2,789,110	2,789,110
TOTAL SHORT-TERM INVESTMENTS (Cost $3,064,819)		3,064,819

TOTAL INVESTMENTS - 100.8%
(Cost $88,090,120)		105,289,235
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(791,089)
TOTAL NET ASSETS - 100.0%		$104,498,146

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

	Cost of investments	$88,090,120
	Gross unrealized appreciation	$19,989,145
	Gross unrealized depreciation	(2,790,030)
	Net unrealized appreciation	$17,199,115

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2014 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on the market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$188,686,870	$-	$-	$188,686,870
Industrials	128,026,713	-	-	128,026,713
Financials	86,344,462	-	-	86,344,462
Health Care	83,950,360	-	-	83,950,360
Information Technology	76,251,626	-	-	76,251,626
Consumer Staples	27,653,021	-	-	27,653,021
Energy	23,406,330	-	-	23,406,330
Materials	14,108,010	-	-	14,108,010
Total Equity	628,427,392	-	-	628,427,392
Short-Term Investments	49,273,569	-	-	49,273,569
Total Investments in Securities	$677,700,961	$-	$-	$677,700,961

Strategic Opportunities Fund
Equity
Consumer Discretionary	$41,877,282	$-	$-	$41,877,282
Industrials	32,306,438	-	-	32,306,438
Health Care	8,273,676	-	-	8,273,676
Information Technology	8,107,994	-	-	8,107,994
Financials	7,966,430	-	-	7,966,430
Materials	3,692,596	-	-	3,692,596
Total Equity	102,224,416	-	-	102,224,416
Short-Term Investments	3,064,819	-	-	3,064,819
Total Investments in Securities	$105,289,235	$-	$-	$105,289,235

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title                /s/ Robert A. Olstein
Robert A. Olstein, President

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert A. Olstein
Robert A. Olstein, President

Date  May 27, 2014

By (Signature and Title)              /s/ Michael Luper
Michael Luper, Treasurer

Date  May 27, 2014